Financial Expenses (Income), Net	12 Months Ended
Dec. 31, 2024
Financial Expenses (Income), Net [Abstract]
FINANCIAL EXPENSES (INCOME), NET

NOTE 13:- FINANCIAL EXPENSES (INCOME), NET

	Year ended December 31,
	2022	2023	2024

Financial expenses:

Foreign currency translation loss, net	$-	$210	$-
Interest on loan	-	75	303
Remeasurement of Warrants	3,788	-	-
Others	21	39	41

Total financial expenses	3,809	324	344

Financial income:

Foreign currency translation profit, net	413	-	106
Interest from deposits	1,790	4,830	4,277
Remeasurement of Warrants	-	2,033	259

Total financial income	2,203	6,863	4,642

Financial expenses (income), net	$1,606	$(6,539)	$(4,298)